Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	PERMA-PIPE INTERNATIONAL HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32530
Entity, Tax Identification Number	36-3922969
Entity, Address, Address Line One	2445 Technology Forest Blvd, Suite 1010
Entity, Address, City or Town	The Woodlands
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77381
City Area Code	281
Local Phone Number	941-2445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PPIH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000914122